Investment Strategy	Jan. 28, 2026
T-REX 2X Long Trump Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot $TRUMP. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in a Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although $TRUMP and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long Trump Daily Target (Cayman) Portfolio S.P. (the “T-REX Trump Subsidiary) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX Trump Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX Trump Subsidiary is intended to provide the Fund with exposure to $TRUMP returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX Trump Subsidiary. The T-REX Trump Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX Trump Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX Trump Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX Trump Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX Trump Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX Trump Subsidiary.

The Fund (and the T-REX Trump Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX Trump Subsidiary’s investments in $TRUMP.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to $TRUMP. The assets of each Reference ETF consist primarily of $TRUMP held by their custodian on behalf of the Reference ETF or derivatives on $TRUMP or another reference assets providing exposure to $TRUMP. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase or redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of $TRUMP is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of $TRUMP decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of $TRUMP and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, $TRUMP, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of $TRUMP. This means the sponsor does not speculatively sell $TRUMP at times when its price is high or speculatively acquire $TRUMP at low prices in the expectation of future price increases. Certain of the Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s $TRUMP, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s $TRUMP held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s $TRUMP are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all $TRUMP and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the $TRUMP it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the $TRUMP held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value $TRUMP in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of $TRUMP over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while $TRUMP’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of $TRUMP would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of $TRUMP would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

$TRUMP Meme Coin ($TRUMP) and Meme Coins

Meme coins are digital assets created primarily for entertainment and cultural purposes. They are inspired by internet jokes, characters, public figures, current events, or trends, and their popularity is often fueled by enthusiastic online communities. Meme coins generally have little or no practical use, and their value is derived primarily from speculation, cultural relevance, and market sentiment. In this sense, meme coins are more akin to digital collectibles than traditional investments. Because of their speculative nature, meme coins are highly risky, subject to extreme volatility, and can quickly lose most or all of their value.

$TRUMP is a meme coin launched on January 17, 2025, with a total fixed supply of 1 billion meme coins. At launch, approximately 20% of the total supply (200 million meme coins) was made publicly available. The remaining 80% of the supply (800 million meme coins) is held by two Trump-affiliated entities, CIC Digital LLC, an affiliate of The Trump Organization, and Fight Fight Fight LLC, and is subject to a three-year unlocking schedule.

The three-year unlocking schedule provides for the release of the locked $TRUMP meme coins in accordance with predetermined conditions over a three-year period, after which such meme coins become transferable and may enter the circulating supply. Meme coins with unlocking schedules mean that there is a group of insiders that hold a portion of the meme coin and cannot sell the meme coin until a specified date. Meme coins subject to unlocking periods are subject to the risk of extreme price volatility and downward pricing pressures at the time of the unlocking event due to a sudden increase in supply if the meme coin insiders begin selling their supply all at once or during a short time period. This risk is magnified the larger the portion of a meme coin that is held by insiders that are subject to an unlocking period. As if the date of this prospectus, about 80% of the potential $TRUMP meme coin supply is held by insiders subject to an unlocking period. The unlocking of additional $TRUMP meme coins may dilute the value of $TRUMP meme coins and lead to severe downward pricing pressure and increased supply. There is also the likelihood of extreme volatility leading up to an unlocking event in anticipation of such increased supply.

According to the $TRUMP website, $TRUMP is identified as the only official Trump meme coin. Other digital assets or meme coins that reference or are associated with the “Trump” name are not affiliated with or endorsed as official by the creators of $TRUMP.

$TRUMP was originally minted on the Solana blockchain network. Following its initial minting, $TRUMP has been made available for trading on multiple blockchain networks through third-party platforms, including decentralized exchanges. $TRUMP does not maintain its own blockchain or consensus protocol and instead relies on the security, validation, and operational mechanisms of the blockchain networks on which it is issued or traded.

The development of $TRUMP was initiated by independent developers and promoted within online communities. There is no centralized company or foundation responsible for its governance, and no formal roadmap or institutional oversight. Contributions and ecosystem growth are primarily community-driven, with direction shaped informally through decentralized forums and social platforms.

The popularity, market perception, and price of $TRUMP are expected to be significantly influenced by public statements, social media activity, news coverage, and other developments and public perceptions associated with President Donald J. Trump, whether positive or negative. As a result, the market value of $TRUMP may fluctuate rapidly in response to events or commentary unrelated to the functionality or characteristics of the meme coin itself.

$TRUMP was not designed with significant functionality in mind and remains highly speculative. $TRUMP derives its value primarily from market demand, cultural relevance, and community engagement rather than intrinsic utility or institutional adoption. Investors should be aware that meme coins such as $TRUMP have limited or no functional use, are subject to extreme price volatility and liquidity constraints, depend on continued community interest that may decline rapidly, and present significant risks with respect to stability, growth, and long-term value. For these reasons, $TRUMP should be viewed as a community-driven cultural phenomenon rather than a conventional investment asset.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long LTC Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot LTC. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in a Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns, This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although LTC and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long LTC Daily Target (Cayman) Portfolio S.P. (the “T-REX LTC Subsidiary) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX LTC Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX LTC Subsidiary is intended to provide the Fund with exposure to LTC returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX LTC Subsidiary. The T-REX LTC Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX LTC Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX LTC Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX LTC Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX LTC Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX LTC Subsidiary.

The Fund (and the T-REX LTC Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX LTC Subsidiary’s investments in LTC.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to LTC. The assets of each Reference ETF consist primarily of LTC held by their custodian on behalf of the Reference ETF or derivatives on LTC or another reference asset providing exposure to LTC. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase and redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of LTC is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of LTC decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of LTC and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, LTC, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of LTC. This means the sponsor does not speculatively sell LTC at times when its price is high or speculatively acquire LTC at low prices in the expectation of future price increases. Certain of which Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s LTC, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s LTC held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s LTCs are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all LTC and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the LTC it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the LTC held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value LTC in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of LTC over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while LTC’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of LTC would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of LTC would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

The Litecoin Network and LTC

LTC is a digital asset that is created and transmitted through the operations of the peer-to-peer Litecoin Network, a decentralized blockchain designed as a faster, lower-cost alternative to Bitcoin. No single entity owns or operates the Litecoin Network, although its development was initiated by Charlie Lee in October 2011 and is now supported by the Litecoin Foundation and a community of independent developers, miners, and users. The infrastructure of the Litecoin Network is maintained by a distributed group of miners, validators, and node operators who secure the blockchain and process transactions.

The Litecoin Network allows people to exchange tokens of value, called Litecoins, which are recorded on a public transaction ledger known as a blockchain. LTC can be used to pay for goods and services, transfer value globally with low fees, or be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions. In addition, LTC is frequently used as a payment rail, a liquidity pair on exchanges, and a settlement layer for smaller-value transactions due to its speed and cost efficiency.

LTC is technically similar to Bitcoin, as it is a fork of the Bitcoin Core protocol, but it incorporates several design changes. Most notably, LTC has a shorter block generation time (2.5 minutes compared to Bitcoin’s 10 minutes), a different hashing algorithm (Scrypt rather than SHA-256), and a higher maximum supply of coins. These features make LTC more accessible to a wider range of miners and better suited for faster, lower-value transactions.

The Litecoin Network uses a Proof-of-Work (“PoW”) consensus mechanism to validate transactions and produce blocks. Miners expend computational resources to solve cryptographic puzzles, thereby securing the network and earning block rewards in LTC. Like Bitcoin, LTC undergoes halving events approximately every four years, which reduce the block reward and gradually decrease the rate of new LTC issuance.

LTC was launched in October 2011 by Charlie Lee, a former Google engineer, and has since become one of the longest-running cryptocurrencies in existence. Its early launch, technical stability, and active community have contributed to its position as a leading peer-to-peer digital cash system. Governance is community-driven, with the Litecoin Foundation and independent developers supporting research, upgrades, and ecosystem growth.

As of early 2025, there are approximately 74 million LTC tokens in circulation, out of a maximum capped supply of 84 million LTC. This fixed supply mirrors Bitcoin’s scarcity model, though with a higher total issuance. LTC tokens are primarily used as a medium of exchange, a store of value, and a means of paying transaction fees within the Litecoin Network.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long DOGE Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot DOGE. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in a Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in DOGE or other Reference Assets is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. Flexible Exchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset DOGE(i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although DOGE and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long DOGE Daily Target (Cayman) Portfolio S.P. (the “T-REX DOGE Subsidiary”) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX DOGE Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX DOGE Subsidiary is intended to provide the Fund with exposure to DOGE returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX DOGE Subsidiary. The T-REX DOGE Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX DOGE Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX DOGE Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX DOGE Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX DOGE Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX DOGE Subsidiary.

The Fund (and the T-REX DOGE Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX DOGE Subsidiary’s investments in DOGE.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to DOGE. The assets of each Reference ETF consist primarily of DOGE held by their custodian on behalf of the Reference ETF or derivatives on DOGE or another reference asset providing exposure to DOGE. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase and redeem shares of a Reference ETF in cash. DOGEDOGEDOGEDOGE

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of DOGE is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of DOGE decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of DOGE and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, DOGE, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of DOGE. This means the sponsor does not speculatively sell DOGE at times when its price is high or speculatively acquire DOGE at low prices in the expectation of future price increases. Certain of the Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s DOGE, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s DOGE held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s DOGEs are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all DOGE and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the DOGE it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the DOGE held by the Reference ETF based on an Index price. DOGE DOGE The methodology used to calculate an Index price to value DOGE in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on Its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of DOGE over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while DOGE’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of DOGE would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of DOGE would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Information about DOGE and Meme Coins

Meme coins are digital assets created mainly for entertainment and cultural purposes. They are inspired by internet memes, public figures, current events, or trends, and their popularity is often fueled by enthusiastic online communities. Meme coins are usually bought not for their functional utility, but for entertainment, cultural engagement, and speculative investment, making them more similar to digital collectibles than traditional investments. Meme coins generally offer limited or no real-world functionality, and their value is driven primarily by speculation, cultural trends, and online hype. Because of their speculative nature, they are highly risky, subject to extreme volatility, and can quickly lose most or all of their value.

Dogecoin is one of the earliest meme coins, originally launched in December 2013 by software engineers Billy Markus and Jackson Palmer. It was created using the codebase of Litecoin and operates on its own blockchain. Dogecoin does not have a fixed maximum supply and does not employ a locking or unlocking schedule. Instead, Dogecoin has an inflationary supply model pursuant to which a fixed number of new meme coins are issued on an ongoing basis.

Under Dogecoin’s protocol, approximately 10,000 DOGE are minted as a block reward each minute and distributed to miners, resulting in a continuous and perpetual increase in the total supply. Newly issued DOGE enter the circulating supply as they are mined, rather than being subject to delayed release, vesting, or contractual unlocking arrangements. There is no burning process for DOGE, meaning that the supply of DOGE will not decrease through any built—in mechanism over-time, which may lead to inflationary pressures and the decline of value of DOGE over time as the supply will continuously increase.

Dogecoin is traded on most major centralized cryptocurrency exchanges, making it widely accessible to a broad range of users. It can be purchased with fiat currencies or other cryptocurrencies and stored in wallets that support Dogecoin. Although it was not originally designed with significant functionality in mind, Dogecoin has at times been used for tipping content creators online, charitable donations, and sponsorships.

Despite these occasional applications and its cultural visibility, Dogecoin’s value remains highly speculative and is heavily influenced by market sentiment, celebrity endorsements, and social media trends. As a result, Dogecoin should be regarded as a speculative, community-driven cultural phenomenon rather than a conventional investment asset, and investors should be aware of the significant risks associated with its volatility, limited utility, and inflationary supply structure.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long Bonk Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot Bonk. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in Bonk a Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leverage returns. This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although Bonk and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long Bonk Daily Target (Cayman) Portfolio S.P. (the “T-REX Bonk Subsidiary”) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX Bonk Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX Bonk Subsidiary is intended to provide the Fund with exposure to Bonk returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX Bonk Subsidiary. The T-REX Bonk Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX Bonk Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX Bonk Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX Bonk Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX Bonk Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX Bonk Subsidiary.

The Fund (and the T-REX Bonk Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX Bonk Subsidiary’s investments in Bonk.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to Bonk. The assets of each Reference ETF consist primarily of Bonk held by the custodian on behalf of the Reference ETF or derivatives on Bonk or another reference asset providing exposure to Bonk. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase and redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of Bonk is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of Bonk decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of Bonk and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, Bonk, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of Bonk. This means the sponsor does not speculatively sell Bonk at times when its price is high or speculatively acquire Bonk at low prices in the expectation of future price increases. Certain of the Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s Bonk, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s Bonk held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s Bonks are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all Bonk and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the Bonk it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the Bonk held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value Bonk in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of Bonk over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while Bonk’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of Bonk would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of Bonk would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Information about BONK and Meme Coins

Meme coins are digital assets created mainly for entertainment and cultural purposes. They are inspired by internet memes, public figures, current events, or trends, and their popularity is often fueled by enthusiastic online communities. Meme coins are usually bought not for their functional utility, but for entertainment, cultural engagement, and speculative investment, making them more similar to digital collectibles than traditional investments. Meme coins generally offer limited or no real-world functionality, and their value is driven primarily by speculation, cultural trends, and online hype. Because of their speculative nature, they are highly risky, subject to extreme volatility, and can quickly lose most or all of their value.

BONK is a meme coin that is built on the Solana blockchain ecosystem, designed as a community-driven meme coin to foster engagement, experimentation, and entertainment within the Solana network. It was launched in late 2022 by a collective of Solana developers and community members in response to demand for a lighthearted, accessible meme coin that could stimulate user activity and bring renewed attention to the Solana ecosystem. BONK is characterized by its large supply and distribution model, which emphasized community airdrops to developers, NFT holders, and users across the network. BONK was initially distributed through a large-scale airdrop, which distributed 50% of the token’s total supply to the Solana community in late 2022 through early 2023. The original airdrop has since been completed and the Fund is not aware of any additional official airdrops. Rumors of new airdrops are often tied to exchange promotions, games using BONK, or staking/participation incentives. However, these are not official air drops and can be linked to scams or phishing airdrops.

BONK has an active—burning process; however, it is not an automatic programmed burn process. Rather, BONK is burned through policy decisions and explicit, discretionary actions taken by the BONK DAO, core contributors, or affiliated programs. The burning process helps to control the supply of BONK and prevent inflationary pressures on the value of BONK. However, burns are not guaranteed and there is no obligation that burns will take place in the future. In addition, if a burn takes place, there may not be any effect on the value of BONK after the burn depending on the BONK coins that were burned (e.g., burns may come from pre-allocated or marketing reserves, and have no effect on the outstanding supply). Rumors of pending burns may also affect the value of BONK, which may lead to significant volatility if the rumored burn does not take place.

Unlike cryptocurrencies created for cross-border payments or institutional financial infrastructure, BONK does not serve as a utility meme coin with a specific technological function beyond trading, community engagement, and meme culture. Its primary value proposition lies in its role as a speculative, culturally relevant asset, with adoption and market activity driven by internet popularity, viral content, and social media momentum. BONK leverages the Solana blockchain’s proof-of-history and proof-of-stake consensus mechanisms, enabling fast and low-cost transactions compared to meme coins deployed on other networks.

The development and promotion of BONK were initiated by independent contributors from the Solana community rather than a centralized company or foundation. Governance is informal and largely dependent on community sentiment, with ongoing development and ecosystem initiatives supported by decentralized groups of developers and meme coin holders. There is no central authority that guarantees the long-term direction of the project, and its future depends heavily on sustained community participation and interest.

BONK is traded on both centralized and decentralized exchanges, including Coinbase, Binance, and Solana-based platforms such as Orca and Raydium. It can be purchased with fiat currencies on certain exchanges or with cryptocurrencies such as SOL or USDC, and stored in wallets native to the Solana blockchain such as Phantom, Solflare, or Ledger hardware wallets, all of which support SPL tokens.

The primary use of BONK is as a meme coin within the Solana ecosystem, serving as a cultural and speculative digital asset rather than a medium for payments or a technological utility. It has also been adopted in some NFT communities and small-scale experimental applications within Solana-based projects, though its role remains primarily symbolic and community-driven. The price and adoption of BONK are highly dependent on market sentiment, meme culture, and the broader popularity of the Solana network.

Due to its nature as a meme coin, BONK carries substantial risks, including extreme price volatility, uncertain liquidity, and the absence of intrinsic utility or guaranteed development. As with other meme coins, BONK should be viewed as a speculative community experiment rather than a conventional investment asset, with no assurances of stability, institutional adoption, or long-term value.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long BNB Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot BNB. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in a Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although BNB and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long BNB Daily Target (Cayman) Portfolio S.P. (the “T-REX BNB Subsidiary”) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX BNB Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX BNB Subsidiary is intended to provide the Fund with exposure to BNB returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX BNB Subsidiary. The T-REX BNB Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX BNB Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX BNB Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX BNB Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX BNB Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX BNB Subsidiary.

The Fund (and the T-REX BNB Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX BNB Subsidiary’s investments in BNB.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to BNB. The assets of each Reference ETF consist primarily of BNB held by the custodian on behalf of the Reference ETF or derivatives on BNB or another reference assets providing exposure to BNB. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase and redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of BNB is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of BNB decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of BNB and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, BNB, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of BNB. This means the sponsor does not speculatively sell BNB at times when its price is high or speculatively acquire BNB at low prices in the expectation of future price increases. Certain of I Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s BNB, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s BNB held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s BNBs are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all BNB and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the BNB it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the BNB held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value BNB in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website In its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of BNB over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while BNB’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of BNB would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of BNB would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

The BNB Chain and BNB

BNB is a digital asset launched in July 2017 and is native to the BNB Chain (formerly Binance Smart Chain and Binance Chain), a blockchain network originally developed by Binance Holdings Limited (“Binance”). The BNB Chain is maintained by a set of independent validators who participate in consensus, although Binance continues to exert significant influence over the network’s development and governance. The BNB Chain supports both asset transfers and smart contracts through its dual-chain architecture comprising the BNB Beacon Chain (optimized for asset transfers and governance) and the BNB Smart Chain (compatible with the Ethereum Virtual Machine, enabling decentralized applications).

The BNB Chain employs a Proof-of-Staked-Authority (“PoSA”) consensus mechanism. This mechanism combines elements of delegated proof-of-stake and proof-of-authority by requiring validators to stake BNB and be selected based on stake and reputation. The number of active validators is limited (typically between 20–40), resulting in faster block times and lower transaction fees compared to some other blockchain networks; however, this design may result in greater centralization than in networks featuring larger, more distributed validator sets.

BNB was introduced in 2017 as an ERC-20 token on the Ethereum network and later migrated to the Binance Chain and BNB Chain. Although the BNB Chain is intended to operate in a decentralized manner, Binance has historically played, and continues to play, a significant role in its governance and development.

BNB was initially issued with a maximum supply of 200 million tokens. The supply of BNB is deflationary due to mechanisms that permanently remove tokens from circulation. Previously, Binance conducted quarterly burns using a portion of its revenues to repurchase and burn BNB. Beginning in 2021, this was replaced with an automatic burn formula that adjusts the number of tokens burned based on BNB price and block generation. Additionally, a portion of transaction fees on the BNB Smart Chain is burned automatically. As of early 2025, approximately 147 million BNB are in circulation. The long-term circulating supply will continue to decline due to burn mechanisms, with the total supply never exceeding 200 million BNB.

BNB is used primarily for payment of transaction fees on the BNB Chain; staking by validators and delegators to secure the network; participation in governance of the BNB Chain; payment of trading fees and other services on the Binance exchange and affiliated platforms; and use within decentralized applications, decentralized finance protocols, and non-fungible token (NFT) marketplaces built on the BNB Chain.

The BNB Chain relies on a relatively small set of validators and Binance continues to play a significant role in governance and development, which may reduce decentralization compared to other blockchain networks. In addition, the long-term supply of BNB depends on the continuation and effectiveness of the burn mechanisms, which are subject to change.

As of mid-August 2025, BNB’s market capitalization is approximately $119 billion, placing it among the top five cryptocurrencies globally (crypto.news, coinspeaker.com). Average daily trading volume over a recent 24-hour period is approximately $3.4 billion (coinbase.com, coinpaprika.com).

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long ADA Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot ADA. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in a Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although ADA and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long ADA Daily Target (Cayman) Portfolio S.P. (the “T-REX ADA Subsidiary) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX ADA Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX ADA Subsidiary is intended to provide the Fund with exposure to ADA returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX ADA Subsidiary. The T-REX ADA Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX ADA Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX ADA Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX ADA Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX ADA Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX ADA Subsidiary.

The Fund (and the T-REX ADA Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX ADA Subsidiary’s investments in ADA.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to ADA. The assets of each Reference ETF consist primarily of ADA held by the custodian on behalf of the Reference ETF or derivatives on ADA or another reference assets providing exposure to ADA. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase or redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of ADA is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of ADA decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of ADA and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, ADA, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of ADA. This means the sponsor does not speculatively sell ADA at times when its price is high or speculatively acquire ADA at low prices in the expectation of future price increases. The Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s ADA, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s ADA held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s ADAs are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all ADA and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the ADA it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the ADA held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value ADA in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of ADA over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while ADA’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of ADA would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of ADA would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

The Cardano Network and ADA

ADA is a digital asset that launched in September 2017 and is created and transmitted through the operations of the peer-to-peer Cardano Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Cardano Network, although its development was initiated and continues to be influenced by Input Output Global (IOG, formerly IOHK), the Cardano Foundation, and EMURGO. The infrastructure of the Cardano Network is collectively maintained by a decentralized user base. The Cardano Network allows people to exchange tokens of value, called ADA, which are recorded on a public transaction ledger known as a blockchain. ADA can be used to pay for goods and services, including computational resources on the Cardano Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Cardano Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ADA on the Cardano Network. Smart contract operations are executed on the Cardano Blockchain in exchange for payment of ADA. Like Ethereum, Solana, and TRON, the Cardano Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Cardano Protocol introduced the Ouroboros Proof-of-Stake (“PoS”) consensus mechanism, which is the first PoS protocol formally verified in academic peer-reviewed research. In Ouroboros, time is divided into epochs and slots, and validators (“stake pools”) are selected to produce blocks based on the amount of ADA staked. This structure is designed to provide security, energy efficiency, and decentralization while incentivizing ADA holders to participate in governance by delegating their stake to pools.

The Cardano Protocol was first conceived by Charles Hoskinson in 2015, and launched in 2017. Development of the Cardano Network is primarily overseen by the Cardano Foundation, IOG, and EMURGO, though the network itself is decentralized and increasingly governed through on-chain voting and treasury systems.

As of early 2025, approximately 35 billion ADA tokens are in circulation, with a maximum capped supply of 45 billion. Unlike inflationary token models, ADA has a fixed maximum supply, though new ADA continues to be distributed as staking rewards until the supply cap is approached. ADA tokens are used to pay for transaction fees, participate in governance through voting, and earn rewards through delegation or operating stake pools.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long LINK Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot LINK. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in a Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although LINK and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long LINK Daily Target (Cayman) Portfolio S.P. (the “T-REX LINK Subsidiary”) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX LINK Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX LINK Subsidiary is intended to provide the Fund with exposure to LINK returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX LINK Subsidiary. The T-REX LINK Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX LINK Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX LINK Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX LINK Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX LINK Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX LINK Subsidiary.

The Fund (and the T-REX LINK Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX LINK Subsidiary’s investments in LINK.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to LINK. The assets of each Reference ETF consist primarily of LINK held by the custodian on behalf of the Reference ETF or derivatives on LINK or another reference assets providing exposure to LINK. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase or redeem shares in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of LINK is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of LINK decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of LINK and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, LINK, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of LINK. This means the sponsor does not speculatively sell LINK at times when its price is high or speculatively acquire LINK at low prices in the expectation of future price increases. Certain of the Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s LINK, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s LINK held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s LINKs are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all LINK and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the LINK it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the LINK held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value LINK in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of LINK over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while LINK’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of LINK would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of LINK would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

The Chainlink Network and LINK

LINK is a digital asset that launched in 2017 and is created and transmitted through the operations of the peer-to-peer Chainlink Network, a decentralized oracle protocol designed to connect smart contracts with real-world data, APIs, and off-chain systems. No single entity owns or operates the Chainlink Network, although its development was initiated by SmartContract (now Chainlink Labs). Governance and ecosystem growth are increasingly community-driven, supported by independent node operators, developers, and LINK token holders. The infrastructure of the Chainlink Network is maintained by decentralized oracles, validators, and service providers.

The Chainlink Network allows people to exchange tokens of value, called LINK, which are recorded on the Ethereum blockchain as an ERC-20 token. LINK is used to pay node operators for retrieving data from off-chain sources, formatting it into blockchain-compatible data, and ensuring data integrity. LINK can also be used for staking to secure oracle services and incentivize honest behavior by node operators. In addition, LINK can be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

Chainlink was designed to solve the “oracle problem” by enabling smart contracts to securely interact with external data and systems. Through decentralized oracle networks (DONs), Chainlink provides services such as data feeds, verifiable randomness, proof-of-reserve, and cross-chain communication. This allows developers to build decentralized applications (dApps) that depend on reliable external information, such as DeFi lending markets, insurance contracts, and gaming systems.

The Chainlink Network itself does not operate as a standalone Layer-1 blockchain with its own consensus mechanism. Instead, it leverages Ethereum (and other integrated chains) for transaction settlement while relying on decentralized oracle nodes for service provision. The Chainlink Staking mechanism, introduced in 2022 and expanded since, allows LINK holders to secure oracle networks by staking their tokens, thereby backing data quality and earning rewards.

Chainlink was co-founded in 2017 by Sergey Nazarov and Steve Ellis, and its mainnet launched in 2019. Since then, it has become the leading decentralized oracle protocol, securing billions of dollars in smart contracts across multiple blockchain ecosystems. Chainlink Labs continues to contribute to research and development, while node operators and LINK holders play active roles in securing and expanding the network.

As of early 2025, there are approximately 568 million LINK tokens in circulation, out of a maximum total supply of 1 billion LINK. LINK tokens are primarily used to pay for oracle services, stake to secure oracle networks, and incentivize reliable data delivery across blockchains.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long SUI Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. The Fund will primarily use swap agreements to gain its desired exposure. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF.SUI The Fund will not invest directly in spot SUI. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in SUIa Reference ETF based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in SUIa Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective. To the extent the Adviser determines there is not a sufficient market for financial instruments that enable the Fund to gain its desired exposure, which can happen due to market dynamics, lack of willing counterparties, etc., then the Fund may close.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset SUI(i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although SUI and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long SUI Daily Target (Cayman) Portfolio S.P. (the “T-REX SUI Subsidiary”) is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX SUI Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) on the testing date (i.e., the last day of each quarter of the taxable year). The Fund’s investment in the T-REX SUI Subsidiary is intended to provide the Fund with exposure to SUI returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX SUI Subsidiary. The T-REX SUI Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the T-REX SUI Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX SUI Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX SUI Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX SUI Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX SUI Subsidiary.

The Fund (and the T-REX SUI Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX SUI Subsidiary’s investments in SUI.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to SUI. The assets of each Reference ETF consist primarily of SUI held by the custodian on behalf of the Reference ETF or derivatives on SUI or another reference assets providing exposure to SUI. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase and redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of SUI is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of SUI decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of SUI and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, SUI, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of SUI. This means the sponsor does not speculatively sell SUI at times when its price is high or speculatively acquire SUI at low prices in the expectation of future price increases. Certain of the Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s SUI, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s SUI held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s SUIs are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all SUI and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the SUI it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the SUI held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value SUI in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF may be subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs may be subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SUI over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while SUI’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of SUI would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of SUI would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

The Sui Network and SUI

SUI is a digital asset that is created and transmitted through the operations of the peer-to-peer Sui Network, a decentralized Layer-1 blockchain designed for scalability, low latency, and broad Web3 adoption. No single entity owns or operates the Sui Network, although its development was initiated by Mysten Labs, founded by former Meta (Diem) engineers. Governance of the protocol is increasingly decentralized, with SUI token holders participating in on-chain governance and ecosystem decisions. The infrastructure of the Sui Network is maintained by validators, developers, and users.

The Sui Network allows people to exchange tokens of value, called SUI, which are recorded on its blockchain ledger. SUI can be used to pay for transaction fees, secure the network through staking, and participate in governance. It can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions. Beyond payments, SUI supports decentralized applications (dApps), gaming, NFTs, and complex digital asset ownership models.

Sui is distinct in its use of the Move programming language, originally designed for the Diem project, and its innovative object-based data model. This design allows parallel execution of transactions, meaning independent transactions can be processed simultaneously rather than sequentially, significantly increasing throughput and reducing latency. This makes Sui particularly well-suited for high-volume applications such as gaming, finance, and real-time dApps.

The Sui Network uses a Proof-of-Stake (“PoS”) consensus mechanism. Validators secure the network by producing blocks and confirming transactions, while SUI token holders may delegate their tokens to validators in exchange for a share of staking rewards. A notable feature of Sui is its ability to handle “simple” transactions without full consensus through a fast-path process, while more complex interactions still use Byzantine Fault Tolerant (BFT) consensus for finality.

Sui was launched in May 2023, with Mysten Labs continuing to provide core development while governance transitions toward token holders and the broader community. Its emphasis on scalability and user-friendly developer tools positions it as a competitor to other high-performance Layer-1 platforms.

As of early 2025, there are approximately 1.2 billion SUI tokens in circulation, out of a maximum capped supply of 10 billion SUI. The token supply is distributed among community programs, validators, the Sui Foundation, investors, and Mysten Labs, with structured vesting schedules. SUI tokens are primarily used for paying transaction fees, staking to secure the network, participating in governance, and powering decentralized applications across the Sui ecosystem.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.